As filed with the U.S. Securities and Exchange Commission on May 31, 2018

1933 Act File No. 333-________

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

Pre-Effective Amendment No. ___ [  ]                                                                                                                                                                                          Post-Effective Amendment No. ___ [  ]

Managed Portfolio Series
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices, Zip Code)

(414) 287-3700
(Registrant’s Telephone Number)

James R. Arnold, President and Principal Executive Officer
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copy to:

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP.
2005 Market Street, Suite 2600
Philadelphia, PA 19103

Title of Securities being Registered: Adviser Class and Class C shares of the Olstein All Cap Value Fund and Adviser Class, Class A and Class C shares of the Olstein Strategic Opportunities Fund.

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

No filing fee is required under the Securities Act of 1933, as amended, because an indefinite number of shares of beneficial interest have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on June 30, 2018.

The Olstein Funds
4 Manhattanville Road
Purchase, NY 10577

June 30, 2018

Dear Fellow Shareholders,

We are pleased to announce that Olstein Capital Management, L.P. (“Olstein Capital”) is proposing, for your authorization, that our two mutual funds, the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund, be placed into a lower-cost investment company operating structure.  Olstein Capital will remain as investment manager for the funds, with no change to the investment objectives, investment management philosophy or investment team.  The proposed plan reorganizes our funds on a tax-free basis into a lower-cost structure while carrying forward their performance and financial operating history.  We look forward to receiving shareholder approval.

We have scheduled a special joint meeting of shareholders of each Olstein fund for [           ], August [  ], 2018, at 10:00 a.m. Eastern time, at the offices of Olstein Capital at the address listed above.  At the special meeting, we will ask shareholders of each Olstein fund to approve the reorganization of their fund into a newly created fund within Managed Portfolio Series, a registered investment company operated by the Olstein funds' current service provider, U.S. Bancorp Fund Services, LLC.  Each new fund (an "Acquiring Fund") has been created specifically to carry forward the business of the corresponding Olstein fund without interruption, has the same fund name and class structure, retains Olstein Capital as investment manager, and is managed according to the same investment objective, principal investment strategies and Olstein investment philosophy.  The new operating structure provides continuity of service and support for the funds and shareholders while providing cost savings and efficiencies.

The Board of Trustees of the Olstein Funds believes that the proposed reorganization of each Olstein fund into the corresponding Acquiring Fund is in the best interests of shareholders and, for the reasons described in the attached Proxy Statement/Prospectus, recommends that you vote "FOR" the proposed reorganization for your Olstein fund.

The attached Proxy Statement/Prospectus has been prepared to give you information about the proposal.

All shareholders are cordially invited to attend the Joint Special Meeting.  Whether or not you are planning to attend the Joint Special Meeting, we need your vote!  To avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible.

You can vote in one of four ways:
• By Internet through the website listed in the proxy voting instructions
• By telephone using the toll-free number listed in the proxy voting instructions
• By mail with the enclosed proxy card(s)
• In person at the Meeting on [__], 2018

If you have any questions, please do not hesitate to call (800) _________. Thank you for taking the time to consider this important proposal, and for your continuing investment in the Olstein funds.

Sincerely,

Robert A. Olstein
Chairman and President

The Olstein Funds
4 Manhattanville Road
Purchase, New York 10577
(914) 269-6100

Notice of Special Joint Meeting of Shareholders of:
Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund

to be held on August [  ], 2018

A joint special meeting of shareholders of the Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund, each of which are series of The Olstein Funds, will be held on August [  ], 2018 at 10:00 a.m. at the offices of Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, NY 10577, so that shareholders of each fund can vote on the following reorganization proposal for their fund, along with any other matters that may properly come before the joint meeting:

Proposal for Olstein All Cap Value Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein All Cap Value Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein All Cap Value Fund.

Proposal for Olstein Strategic Opportunities Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein Strategic Opportunities Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein Strategic Opportunities Fund.

Fund shareholders of record as of the close of business on [               , 2018] are entitled to notice of, and to vote at, the joint shareholder meeting or any adjournment thereof.  The shareholders of each fund will vote separately on the proposal for their fund

Proposal for Olstein All Cap Value Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein All Cap Value Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein All Cap Value Fund.

Proposal for Olstein Strategic Opportunities Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein Strategic Opportunities Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein Strategic Opportunities Fund.

Fund shareholders of record as of the close of business on [               , 2018] are entitled to notice of, and to vote at, the joint shareholder meeting or any adjournment thereof.  The shareholders of each fund will vote separately on the proposal for their fund.  The proposed reorganizations of the funds will only be completed if shareholders of each fund approve the proposal of their fund.

The Olstein Funds Board of Trustees has approved the Agreement and Plan of Reorganization on behalf of each Olstein fund and recommends that shareholders of each Olstein fund cast their vote “FOR” the reorganization proposal for their fund as described in the accompanying proxy statement/prospectus.

Please vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the internet using the instructions on the proxy card.  If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned.  Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the joint shareholder meeting and voting in person.

By order of the Board of Trustees,

/s/ Robert A. Olstein

Robert A. Olstein
Chairman and President
[…], 2018

Olstein All Cap Value Fund Olstein Strategic Opportunities Fund each a series of The Olstein Funds 4 Manhattanville Road Purchase, New York 10577 (914) 269-6100	Olstein All Cap Value Fund Olstein Strategic Opportunities Fund each a series of Managed Portfolio Series 615 East Michigan Street Milwaukee, Wisconsin 53202 (414) 287-3700

Proxy Statement/Prospectus
[           ], 2018

Introduction

This Proxy Statement/Prospectus provides information about the proposed reorganizations of the Olstein All Cap Value Fund (the “Target All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Target Strategic Opportunities Fund”) (each, a “Target Fund,” and collectively, the “Target Funds”), each of which is a series of the Olstein Funds (the “Target Trust”), into the Olstein All Cap Value Fund (the “Acquiring All Cap Value Fund”) and the Olstein Strategic Opportunities Fund (the “Acquiring Strategic Opportunities Fund”) (each, an “Acquiring Fund,” and collectively, the “Acquiring Funds”) each of which is a series of Managed Portfolio Series (the “Acquiring Trust”).  Shareholders should consider this information when voting on the proposed reorganizations, and should retain the information for future reference.  This document is both a proxy statement of the Target Funds and a prospectus for the Acquiring Funds (the Acquiring Funds and Target Funds may be referred to as the “Funds”).

The following lists the Target Funds with the corresponding Acquiring Funds:

Target Fund	Corresponding Acquiring Fund
Olstein All Cap Value Fund (a series of The Olstein Funds)	Olstein All Cap Value Fund (a series of Managed Portfolio Series)

Olstein Strategic Opportunities Fund (a series of The Olstein Funds)	Olstein Strategic Opportunities Fund (a series of Managed Portfolio Series)

A joint special  meeting of the shareholders of the Target Funds (the “Meeting”) will be held on August [  ], 2018 at 10:00 a.m. at the offices of Olstein Capital Management, L.P., 4 Manhattanville Road, Purchase, NY 10577.  At the Meeting, shareholders of each Target Fund will be asked to consider the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal for Olstein All Cap Value Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein All Cap Value Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein All Cap Value Fund.

Proposal for Olstein Strategic Opportunities Fund:  To approve an Agreement and Plan of Reorganization between The Olstein Funds and Managed Portfolio Series which provides for the reorganization of the Olstein Strategic Opportunities Fund into a newly created mutual fund within Managed Portfolio Series which is also called the Olstein Strategic Opportunities Fund.

The total dollar value of Acquiring Fund shares that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the corresponding Target Fund held immediately prior to the Reorganization.  Each Reorganization is anticipated to be a tax-free transaction, meaning that, in general, shareholders are not expected to be required to pay any U.S. federal income tax in connection with the Reorganization. For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section titled “U.S. Federal Income Tax Considerations” below.

The Board of Trustees of the Target Trust (the “Target Trust Board”) has fixed the close of business on [  , 2018] as the record date (“Record Date”) for the determination of Target Fund shareholders entitled to notice of and to vote at the Meeting and at any adjournment or postponement thereof. Shareholders of a Target Fund on the Record Date will be entitled to one vote for each share of the Target Fund held (and a proportionate fractional vote for each fractional share held). The shareholders of each individual Target Fund will vote separately on the Proposal for their fund. The Proposal will be effected with respect to an individual Target Fund only if shareholders of each Target Fund approve the Proposal for their fund. If shareholders of a Target Fund do not approve the Proposal, the Target Trust Board will consider what further action is appropriate for the Target Funds.  This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about […], 2018, to all shareholders eligible to vote on the Proposal.

The Target Trust’s Board has approved the Agreement and Plan of Reorganization and has determined that the Reorganization is in the best interests of each Target Fund and their respective shareholders and will not dilute the interests of the existing shareholders of either Target Fund.  Accordingly, the Target Trust’s Board recommends that shareholders of each Target Fund vote “FOR” the Proposal.

Additional information is available in the following materials:

•	Prospectus dated October 31, 2017 for the Target Funds (“Target Funds Prospectus”)

•	Statement of Additional Information dated October 31, 2017 for the Target Funds (“Target Funds SAI”)

•	Prospectus dated [ ], 2018 for the Acquiring Funds (“Acquiring Funds Prospectus”)

•	Statement of Additional Information dated [ ], 2018 for the Acquiring Funds (“Acquiring Funds SAI”)

•
The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2017 (“Target Funds Annual Report”) (File No. 811-09038).  The financial highlights for the Target Funds contained in the Target Funds Annual Report are included in this Proxy Statement/Prospectus as Exhibit C

•
The Target Funds’ unaudited financial statements included in the Target Funds Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2017 (the “Target Funds Semi-Annual Report”) (File No. 811-09038). The financial highlights for the Target Funds contained in the Target Funds Semi-Annual Report are included in this Proxy Statement/Prospectus as Exhibit C

The documents listed above are on file with the U.S. Securities and Exchange Commission (the “SEC”). The Target Funds Prospectus is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus.  A copy of the Acquiring Funds Prospectus accompanies this Proxy Statement/Prospectus and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus.  The Statement of Additional Information to this Proxy Statement/Prospectus (“Proxy Statement SAI”) also is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus.  The Target Funds Prospectus, Target Funds SAI and Target Funds Annual Report are available on the Target Funds’ website at http://www.olsteinfunds.com.  Copies of these documents are also available at no cost by calling 800-799-2113 or by sending an e-mail request to info@olsteinfunds.com.  Copies of the Acquiring Funds SAI are available at no charge by calling the Acquiring Funds (toll-free) at 800-799-2113, by visiting the Acquiring Funds’ website at http://www.olsteinfunds.com or by writing to the Acquiring Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

You also may view or obtain these documents from the SEC’s Public Reference Room, which is located at 100 F Street, N.E., Washington, D.C. 20549-1520, or from the SEC’s website at www.sec.gov.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE U.S. SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS.

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NO DEALER, SALESPERSON OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS REGARDING THE REORGANIZATION OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS OR RELATED SOLICITATION MATERIALS ON FILE WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION, AND YOU SHOULD NOT RELY ON SUCH OTHER INFORMATION OR REPRESENTATIONS.

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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Agreement, and/or in the prospectuses and SAIs of the Funds. Shareholders should read the entire Proxy Statement/Prospectus, the Acquiring Funds Prospectus (which accompanies this Proxy Statement/Prospectus), the Target Funds Prospectus, the Acquiring Funds SAI, and the Target Funds SAI carefully for more complete information.

Why are you sending me the Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in one or more of the Target Funds as of the Record Date and have the right to vote on the very important proposals described herein concerning the Target Funds. This Proxy Statement/Prospectus contains information that shareholders of the Target Funds should know before voting on the Proposals.

On what am I being asked to Vote?

You are being asked to approve the Reorganization of your Target Fund (or of each Target Fund if you own shares of both Target Funds) into a corresponding Acquiring Fund within the Acquiring Trust which has the same name, investment objectives and principal investment strategies, investment adviser and principal service providers as your Target Fund.

As a result of the Reorganization (if approved by shareholders), a Target Fund shareholder will become a shareholder of the same class of the corresponding Acquiring Fund and will receive shares in the corresponding Acquiring Fund having a total dollar value equal to the total dollar value of the shares such shareholder held in the Target Fund immediately prior to the Reorganization.

What are the reasons for the proposed Reorganization?

The primary purpose of the Reorganization is to reduce annual fund operating expenses for the benefit of shareholders.  The Acquiring Trust has a lower cost operating structure than the Target Trust, as a result of its larger size and as a result of efforts by Olstein Capital Management, L.P. (“OCM” or “Olstein”), the investment adviser for the Target Funds and Acquiring Funds, to negotiate favorable third-party service provider arrangements within the Acquiring Trust for the Acquiring Funds.  OCM and the Board anticipate that, following the proposed Reorganization, each Acquiring Fund’s expense ratio will be lower than the corresponding Target Fund’s current expense ratio.

In considering the Agreement and Plan of Reorganization, the Target Funds Board considered these and other factors in concluding that the Reorganization would be in the best interest of each Target Fund and its shareholders. The Target Funds Board’s considerations are described in more detail in the “THE PROPOSED REORGANIZATION -- Board Considerations in Approving the Reorganization” section below.

Will the Acquiring Funds have different portfolio managers than the Target Funds?

No.  The same OCM portfolio management team for the Target Funds (Robert Olstein and Eric Heyman) will continue as the portfolio management team for the Acquiring Funds, supported by the same OCM analysts and traders.  The Reorganization is simply intended to move the Funds to a lower cost structure, and the investment advisory services provided by OCM will remain the same, with no change in personnel.  The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus provides biographical information about the key individuals who comprise the portfolio management teams.

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Has my fund’s Board of Trustees approved the Reorganization?

Yes. The Board of Trustees of the Target Trust carefully reviewed the Proposal and unanimously approved the Agreement and the Reorganization. The Board recommends that shareholders of the Target Funds vote “For” the Proposal.

What effect will the Reorganization have on me as a shareholder?

As a result of the Reorganization, you will become a shareholder of the Acquiring Fund which corresponds to the Target Fund you now own.  Immediately after the Reorganization, you will own shares of the Acquiring Fund having a total dollar value equal to the dollar value of the shares of the corresponding Target Fund that you owned immediately prior to the Reorganization.  The share class structure of the Acquiring and Target Funds is identical, so you will own shares of the same class of the Acquiring Fund as you owned of the Target Fund.  Olstein will serve as the investment adviser to each Acquiring Fund, and will continue to manage the assets according to the same investment objectives and investment philosophy currently in effect for each Target Fund.  The main effect of the Reorganization is expected to be lower future operating expenses.

Any differences between the Target Trust/Target Funds and corresponding Acquiring Trust/Acquiring Funds are described in this Proxy Statement/Prospectus.  The Acquiring Funds Prospectus that accompanies this Proxy Statement/Prospectus contains additional information about the Acquiring Funds.

How do the Funds’ investment objectives, principal investment strategies and principal risks compare?

Each Acquiring Fund and corresponding Target Fund have identical investment objectives and are managed according to the same Olstein investment philosophy, as described below.  In addition, because of their substantially identical principal investment strategies, most of the principal investment risks of the Acquiring Funds are generally the same as the principal investment risks of owning shares of the corresponding Target Funds, as described below.

The Target All Cap Value Fund and Acquiring All Cap Value Fund

Both the Target All Cap Value Fund and Acquiring All Cap Value Fund seek long-term capital appreciation as a primary investment objective with income as a secondary objective.  The principal investment strategies of each Fund are substantially identical.  Both the Target All Cap Value Fund and Acquiring All Cap Value Fund invest primarily in a diversified portfolio of common stocks that OCM believes are undervalued.  For each Fund, OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business.  Each Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).

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Because of the substantially identical investment strategies of the Target All Cap Value Fund and the Acquiring All Cap Value Fund, their principal investment risks are substantially the same.

The Target Strategic Opportunities Fund and the Acquiring Strategic Opportunities Fund

Both the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund seek long-term capital appreciation as a primary investment objective with income as a secondary objective.  The principal investment strategies of each Fund are substantially identical.  Both the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund invest primarily in common stocks of small- and mid-sized companies ("small-cap" or "mid-cap" stocks) that OCM, believes are selling at a discount to private market value.  Each Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).  Each Fund considers "small- and mid-sized companies" to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2017, the Index's weighted average market capitalization was approximately $4.629 billion.)

Because of the substantially identical investment strategies of the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund, their principal investment risks are substantially the same.

How do the Funds’ expenses compare?

The following tables compare the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Target Funds with estimated (pro forma) expense ratios of the Acquiring Funds.  The expense ratios of the Acquiring Funds are expected to be lower than the expense ratios of the corresponding Target Funds. The (pro forma) expense ratios show projected estimated expenses, but actual expenses may be higher or lower than those shown.

All Cap Fund Adviser Class Shares
Shareholder Fees (fees paid directly from your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.25%	0.16%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	1.27%	1.18%

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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All Cap Fund Class C Shares

Shareholder Fees (fees paid directly from your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%	1.00%
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target All Cap Value Fund	Acquiring All Cap Value Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses	0.25%	0.16%
Acquired Fund Fees and Expenses(2)	0.02%	0.02%
Total Annual Fund Operating Expenses(3)	2.27%	2.18%

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses

(3)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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Strategic Opportunities Adviser Class Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (pro forma)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (pro forma)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	None	None
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.37%	1.32%
Less : Fee Waiver	(0.01)% (3)	None(4)
Plus: Fee Recoupment	None(3)	None(4)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	1.36%(5)	1.32%(5)

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense payments, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual expense limitation arrangement will remain in effect until at least October 28, 2018 and may not be terminated by OCM during its term. If the Reorganization is completed, OCM has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

(4)
OCM has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by OCM under this Operating Expenses Limitation Agreement may be recouped by OCM for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or OCM.

(5)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

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Strategic Opportunities Class A Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.50%	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None(1)	None(1)
Redemption Fee(2)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(3)	0.02%	0.01%
Total Annual Fund Operating Expenses	1.62%	1.57%
Less : Fee Waiver	(0.01)% (4)	None(5)
Plus: Fee Recoupment	None(4)	None(5)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	1.61%(6)	1.57%(6)

(1)	Purchases of $1 million or more, or purchase into account(s) with accumulated value of $1 million or more that were not subject to a CDSC of 1.00% if sold within one year of the purchase date.
(2)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(3)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(4)
OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2018 and may not be terminated by OCM during its term.  If the Reorganization is completed, OCM has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

(5)
OCM has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by OCM under this Operating Expenses Limitation Agreement may be recouped by OCM for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or OCM.

(6)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

Table Contents - Prospectus

Strategic Opportunities Class C Shares

Shareholder Fees (fees paid directly from your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	1.00%	1.00%
Redemption Fee(1)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund (PRO FORMA)
Management Fees	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	1.00%	1.00%
Other Expenses	0.36%	0.31%
Acquired Fund Fees and Expenses(2)	0.02%	0.01%
Total Annual Fund Operating Expenses	2.37%	2.32%
Less : Fee Waiver	(0.01)% (3)	None(4)
Plus: Fee Recoupment	None(3)	None(4)
Total Annual Fund Operating Expenses After Fee Waiver or Recoupment	2.36%(5)	2.32%(5)

(1)	The Transfer Agent charges a fee (currently $15) for each wire redemption and for redemption proceeds sent by overnight courier.
(2)
Total Annual Fund Operating Expenses shown in the above table differ from the ratio of expenses to average net assets shown in the Financial Highlights because the Financial Highlights exclude acquired fund fees and expenses.

(3)
OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses").  OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2018 and may not be terminated by OCM during its term. If the Reorganization is completed, OCM has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement for the Target Strategic Opportunities Fund.

(4)
OCM has contractually agreed to waive its management fees and/or pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses of each class of shares (excluding Rule 12b-1 fees, shareholder servicing fees, AFFE, interest expense, taxes, and non-routine expenses) do not exceed 1.35% of the average daily net assets of the Fund.  Fees waived and expenses paid by OCM under this Operating Expenses Limitation Agreement may be recouped by OCM for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver or expense payment occurred, or at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least October 28, 2019. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or OCM.

(5)
The “Total Annual Fund Operating Expenses” for the Target All Cap Value Fund reflect expenses for the fiscal year ended June 30, 2017 and, for the Acquiring All Cap Value Fund, reflect estimated (pro forma) expenses as if the Reorganization had become effective at the beginning of the same fiscal year.

Table Contents - Prospectus

Expense Example

The expense examples below are intended to help you compare the costs of investing in a Target Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds.  The examples assume you invest $10,000 for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the operating expenses (including capped expenses for the Funds for the periods described in the footnotes to the fee tables) remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Target All Cap Value Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$129	$403	$697	$1,534
Class C (assuming sale of all shares at the end of period)	$330	$709	$1,215	$2,605
Class C (assuming no sale of shares)	$230	$709	$1,215	$2,605

Acquiring All Cap Value Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$120	$375	$649	$1,432
Class C (assuming sale of all shares at the end of period)	$321	$682	$1,169	$2,513
Class C (assuming no sale of shares)	$221	$682	$1,169	$2,513

Target Strategic Opportunities Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$138	$433	$749	$1,645
Class A	$705	$1,032	$1,382	$2,365
Class C (assuming sale of all shares at the end of period)	$339	$739	$1,265	$2,705
Class C (assuming no sale of shares)	$239	$739	$1,265	$2,705

Acquiring Strategic Opportunities Fund	One Year	Three Years	Five Years	Ten Years
Adviser Class	$134	$418	$723	$1,590
Class A	$701	$1,018	$1,358	$2,315
Class C (assuming sale of all shares at the end of period)	$335	$724	$1,240	$2,656
Class C (assuming no sale of shares)	$235	$724	$1,240	$2,656

Table Contents - Prospectus

How do the performance records of the Funds compare?

If the Reorganization is approved, each Acquiring Fund will assume the performance history of the corresponding Target Fund.  The Acquiring Funds do not have performance history because they have not yet commenced operations.  Historical performance information for the Target Funds is presented in the Acquiring Funds Prospectus dated [   ], 2018, which is included with this Proxy Statement/Prospectus.

How do the investment advisory and distribution arrangements for the Funds compare?

Investment Advisory.  OCM serves as the investment adviser for both the Target Funds and the Acquiring Funds, so the Acquiring Funds will continue to be managed by portfolio managers Robert Olstein and Eric Heyman, together with the OCM investment team’s analysts and traders.  OCM is located at 4 Manhattanville Road, Purchase New York 10577-2119.  OCM is organized as a New York limited partnership and is controlled and operated by its general partner, Olstein Advisers, LLC, a Delaware limited liability company, which is majority owned by Olstein, Inc.  Olstein, Inc. is wholly owned by Robert A. Olstein and his heirs.  As of March 31, 2018 OCM serves as investment adviser to the Target Funds and an institutional client account.

The contractual advisory fee for the Target All Cap Value Fund and the Acquiring All Cap Value Fund is identical.  The contractual advisory fee for the Target Strategic Opportunities Fund and the Acquiring Strategic Opportunities Fund is identical.  The advisory fees, as a percentage of each Fund’s average daily net assets, are set forth below.

Fund Assets	Management Fee

All Cap Value Fund
On the first $1 billion	1.00%
Over $1 billion up to $1.5 billion	0.95%
Over $1 billion up to $1.5 billion	0.90%
Over $1.5 billion up to $2.0 billion	0.85%
Over $2.0 billion up to $2.5 billion	0.80%
Over $2.5 billion up to $3.0 billion	0.75%
Over $3.0 billion

Strategic Opportunities Fund
All assets	1.00%

Distribution.  OCM serves as the principal underwriter and national distributor for the Target Funds.  OCM is located at 4 Manhattanville Road, Purchase New York 10577-2119.  Compass Distributors, LLC (“Compass”), an affiliate of Foreside Distributors, LLC, acts as the distributor of shares of the Acquiring Funds.  The address of Compass is Three Canal Plaza, 3rd Floor, Portland, Maine 04101.

The OCM personnel responsible for distribution of the Target Funds, led by Erik K. Olstein, President of the Target Trust, will continue to be responsible for distribution, marketing, and sales of the Acquiring Funds following the Reorganization, in the same manner as they currently provide services relating to the Target Funds.  The OCM personnel will continue to provide such services as registered representatives of Compass.  Compass will provide fund distribution infrastructure and support including review of sales literature and marketing materials, access to electronic trading networks for fund shares, and will serve as the fund distributor party to sales and service agreements with selling dealers and others under which shares of the Acquiring Funds are made available to investors through their brokers or financial advisors.

How do the Funds’ other service providers compare?

The Reorganizations involve significant continuity of service providers.  In addition to OCM continuing as investment adviser, the following table identifies the other principal service providers of the Target Funds and the Acquiring Funds:
Table Contents - Prospectus

SERVICE PROVIDER	TARGET FUNDS	ACQUIRING FUNDS
Accounting Services/Administrator	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	U.S. Bancorp Fund Services, LLC
Custodian	U.S. Bank, National Association	U.S. Bank, National Association
Independent Registered Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.

How do the Funds’ purchase and redemption procedures and exchange policies compare?

Each Acquiring Fund has sales charges and distribution arrangements which are identical to those of its corresponding Target Fund.  The Adviser Class of each Fund is not subject to any sales charges, Rule 12b-1 distribution fees or shareholder servicing plan fees.  Class C shares of each Fund are subject to a 1.00% contingent deferred sales charge on shares that are redeemed within one year of purchase and an annual 1.00% Rule 12b-1 distribution fee. Class A shares of the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund are subject to a maximum front end sales load of 5.50%, a 1.00% contingent deferred sales charge on purchases of $1 million or more that were not subject to a front-end sales load and an annual 0.25% Rule 12b-1 distribution fee.

How do the Funds’ sales charges and distribution arrangements compare?

Each Acquiring Fund has sales charges and distribution arrangements which are identical to those of its corresponding Target Fund.  The Adviser Class of each Fund is not subject to any sales charges, Rule 12b-1 distribution fees or shareholder servicing plan fees.  Class C shares of each Fund are subject to a 1.00% contingent deferred sales charge on shares that are redeemed within one year of purchase and an annual 1.00% Rule 12b-1 distribution fee. Class A shares of the Target Strategic Opportunities Fund and Acquiring Strategic Opportunities Fund are subject to a maximum front end sales load of 5.50%, a 1.00% contingent deferred sales charge on purchases of $1 million or more that were not subject to a front-end sales load and an annual 0.25% Rule 12b-1 distribution fee.

Will there be any tax consequences resulting from the Reorganization?

Each Reorganization is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.  This means that, in general, the shareholders of each Target Fund will recognize no gain or loss for U.S. federal income tax purposes upon the exchange of all of their shares in the applicable Target Fund for shares in the corresponding Acquiring Fund.  Each Target Fund anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization.  In addition, the tax basis and holding period of a shareholder’s Target Fund shares are expected to carry over to the Acquiring Fund shares the shareholder receives as a result of the Reorganization.  At any time prior to the consummation of the Reorganization, Target Fund shareholders may redeem their Target Fund shares, generally resulting in the recognition of gain or loss to such shareholders for U.S. federal income tax purposes.  This Proxy Statement/Prospectus relates only to the U.S. federal income tax consequences of the Reorganization. Shareholders should consult their tax adviser about state, local and foreign tax consequences of the Reorganization, if any.

For more detailed information about the U.S. federal income tax consequences of the Reorganization, please refer to the section titled “THE PROPOSED REORGANIZATION – U.S. Federal Income Tax Considerations” below.

Table Contents - Prospectus

Will my dividends be affected by the Reorganization?

No.  Each Fund generally distributes its net investment income, and makes distributions of its net realized capital gains, if any, annually.

When are the Reorganizations expected to occur?

If shareholders of the Target Funds approve the Reorganizations, it is anticipated that the Reorganizations will occur on or around [], 2018.

How do i vote on the Reorganization?

There are several ways you can vote your shares, including in person at the Meeting, by mail, by telephone, or via the Internet.  The proxy card that accompanies this Proxy Statement/Prospectus provides detailed instructions on how you may vote your shares.  If you properly fill in and sign your proxy card and send it to us in time to vote at the Meeting, your “proxy” (the individuals named on your proxy card) will vote your shares as you have directed.  If you sign your proxy card but do not make specific choices, your proxy will vote your shares “FOR” the Proposal, as recommended by the Target Funds Board, and in their best judgment on other matters.

What will happen if shareholders of a target fund do not approve the Reorganization?

Because the shareholders of each Target Fund will vote separately on the Proposal, it is possible that the Proposal may be approved for one Target Fund, but not the other.  If that were the case, management expects that the shareholder meeting would be adjourned for the particular Target Fund to give more time to solicit shareholder votes in favor of the Proposal.  If shareholders of each Target Fund do not approve the Reorganization, the Target Funds will continue to operate under their current structure, and the Target Trust Board will consider other possible courses of action.

What if i do not wish to participate in the Reorganization?

If you do not wish to have your shares of a Target Fund exchanged for shares of the corresponding Acquiring Fund as part of the Reorganization, you may redeem your shares prior to the consummation of the Reorganization.  If you redeem your shares, and if you hold shares in a taxable account, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Where can i find more information about the Funds and the Reorganization?

Additional information about the Funds can be found in their respective prospectuses and SAIs. The remainder of this Proxy Statement/Prospectus contains additional information about the Funds and the Reorganization.  You are encouraged to read the entire document.  If you need any assistance, or have any questions regarding the Reorganization or how to vote, please call the Target Funds at 800-799-2113.

Table Contents - Prospectus

ADDITIONAL INFORMATION ABOUT THE FUNDS

Comparison of Principal Investment Strategies

The following section describes the principal investment strategies of the Target Funds and the principal investment strategies of the corresponding Acquiring Funds, which are substantially the same, except as described below.

In addition to the principal investment strategies described below, each Fund is also subject to certain additional investment policies and limitations, which are described in each Fund’s prospectus and SAI. The cover page of this Proxy Statement/Prospectus describes how you can obtain copies of these documents. A comparison of the principal risks associated with the Funds’ investment strategies is described below under “Comparison of Principal Risks of Investing in the Funds.”

	Target All Cap Value Fund	Acquiring All Cap Value Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Adviser Class Class C	Same
Net Assets as of March 31, 2018	$675,910,321	None
Investment Advisor and Portfolio Managers	Investment Adviser: OCM Portfolio Managers: Robert A. Olstein and Eric R. Heyman.	Investment Adviser: Same Portfolio Managers: Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year	The total operating expense ratios for the fiscal year ended June 30, 2017 were: Adviser Class shares: 1.27% Class C shares: 2.27%
The total operating expense ratios presented on an estimated (pro forma) basis as if the reorganization had been effective during the fiscal year ended June 30, 2017 are:

Adviser Class shares 1.18%
Class C shares: 2.18%

Investment Objective	Long-term capital appreciation with a secondary objective of income.	Same
Primary Investments	The Fund seeks to achieve its objectives by investing primarily in a diversified portfolio of common stocks that OCM, believes are significantly undervalued.	Same
Principal Investment Strategies
Investment Strategies.  OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business. The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs).
Investment Strategies. Same

Table Contents - Prospectus

When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company's ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company's business.  OCM believes that in-depth analysis of financial statements reveals the success of a company's strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.

OCM believes stock prices often fall below a company's private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM's estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.
The Fund's bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.
The Fund will invest in companies without regard to whether they are conventionally categorized as small, medium, or large capitalization or whether they are characterized as growth (growth is a component of the Fund's definition of value), value, cyclical, or any other category.  The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund's foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Table Contents - Prospectus

Other Investment Strategies
In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.

The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available.  At such times, the Fund will pursue its secondary investment objective of income.

Same, except that the Acquiring All Cap Value Fund further discloses that: Within regulatory limits, the Fund also may invest in other investment companies, exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.

Management and Other Fees
Management Fee.  The Fund pays a management fee to OCM according to the following fee schedule:
On the first $1 billion                                                                                              1.00&
Over $1 billion up to $1.5 billion                                                                           0.95%
$1.5 billion up to $2.0 billion                                                                                  0.90%
$2.0 billion up to $2.5 billion                                                                                  0.85%
$2.5 billion up to $3.0 billion                                                                                  0.80%
Over $3.0 billion                                                                                                       0.75%
Operating Expenses Limitation Agreement. None.
Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).
Management Fee. Same Operating Expenses Limitation Agreement. Same Other Fees. Same
Sales Charges	The Fund does not charge a front-end sales charge. The Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase.	Same
Distribution and Rule 12b-1 Fees	The Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 1.00% of the average daily net assets of Class C shares.	Same
1940 Act Diversification	The Fund is diversified	Same

Table Contents - Prospectus

	Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
Form of Organization	A series of the Target Trust, an open-end investment management company organized as a Delaware statutory trust.	A series of the Acquiring Trust, an open-end investment management company organized as a Delaware statutory trust.
Share Classes	Adviser Class, Class A, Class C	Same
Net Assets as of March 31, 2018	$129,617,747	None
Investment Advisor and Portfolio Managers	Investment Adviser: OCM Portfolio Managers: Robert A. Olstein and Eric R. Heyman.	Investment Adviser: Same. Portfolio Managers: Same.
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The total operating expense ratios after application of the expense limitation agreement for the fiscal year ended June 30, were:

Adviser Class shares:  1.36%
Class A shares:  1.61%
Class C shares: 2.36%

 The total operating expense ratios prior to application of the expense limitation agreement were:

Adviser Class shares:  1.37%
Class A shares:  1.62%
Class C shares: 2.37%

The total operating expense ratios presented on an estimated (pro forma) basis as if the reorganization had been effective during the fiscal year ended June 30, 2017 are:

Adviser Class shares:  1.32%
Class A shares:  1.57%
Class C shares: 2.32%

Investment Objective	Long-term capital appreciation with a secondary objective of income.	Same
Primary Investments
The Fund seeks to achieve its objectives by investing primarily in common stocks of small- and mid-sized companies ("small-cap" or "mid-cap" stocks) that OCM believes are selling at a significant discount to private market value.
Same
Principal Investment Strategies
Investment Strategies.  The Fund uses several valuation methods to determine private market value, all of which emphasize expected future free cash flow (after capital expenditures and working capital needs). For purposes of this investment policy, the Fund considers "small- and mid-sized companies" to be those with market capitalization values (share price multiplied by the number of shares of common stock outstanding) within the range represented in the Russell 2500TM Index (as of August 31, 2017, the Index's weighted average market capitalization was approximately $4.629 billion).
Investment Strategies. Same

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund

OCM follows an accounting-driven, value-oriented approach that emphasizes looking behind the numbers of financial statements based on the belief that the price of a common stock may not reflect the intrinsic value of the issuing company's underlying business.  OCM believes that the management of small- to mid-sized companies face unique strategic choices, challenges and problems, often as a result of the company's size or expectations for growth.  The Fund may employ a distinctive approach; opportunistically engaging as an activist investor in small- to mid-sized companies where OCM perceives that such an approach is likely to add value to the investment process.  As a shareholder activist, OCM may invest in small- to mid-sized public companies that it believes are substantially undervalued, often seeking to influence management to undertake specific steps to increase shareholder value.  In such situations, OCM will normally approach company management on a constructive basis offering strategic advice and transactional experience.  The Fund may also provide additional exposure to activist situations by investing in companies that engage in the same manner as an activist investor or by investing in companies owned by other activist investors or private equity investors.

When evaluating the value of stocks for the Fund, OCM undertakes an in-depth analysis of financial statements, as it seeks to identify early signs of potential changes in a company's ability to generate sustainable free cash flow as well as its potential to grow that may not be recognized by the financial markets.  When determining sustainable free cash flow and the quality of earnings, OCM assesses the accounting practices and assumptions used to construct financial statements against the economic reality of the company's business.  OCM believes that in-depth analysis of financial statements reveals the success of a company's strategy, the sustainability of its performance and the impact of management decisions on future cash flow.  OCM further believes that such an analysis is more useful to an investor than management forecasts or earnings guidance.
OCM believes stock prices often fall below a company's private market value as a result of a short-term focus on, or an overreaction to, negative information regarding the company or its industry, or negative overall market psychology.  The Fund seeks to capitalize on market volatility and the valuation extremes specific to a company by purchasing its stock at a discount to OCM's estimate of private market value, which could result in above-average capital appreciation if such discount is corrected by market forces or other catalysts that change perceptions.

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund

The Fund's bottom-up analysis seeks to identify companies with unique business fundamentals and a competitive edge, which usually provide a greater predictability of future free cash flow.  Companies with free cash flow have the potential to enhance shareholder value by increasing dividends, repurchasing shares, reducing debt, engaging in strategic acquisitions, withstanding an economic downturn without adopting harmful short term strategies or being an attractive acquisition target.

The Fund may invest up to 20% of its net assets in foreign securities that are traded in U.S. dollars, but the Fund's foreign investments will be limited to investments in developed countries, rather than countries with developing or emerging markets.

Other Investment Strategies
In addition to investing in common stocks, the Fund may invest in other equity securities or securities that have an equity component, such as warrants, rights, or securities that are convertible into common stock.  Within regulatory limits, the Fund also may invest in other investment companies, exchange-traded funds ("ETFs") and similarly structured pooled investments for the purpose of gaining exposure to appropriate sectors or portions of the U.S. equity markets while maintaining liquidity.
The Fund will purchase stocks that meet its value criteria and, if OCM concludes that suitable undervalued securities are not available, the Fund may invest all or a portion of its assets in cash or short-term fixed income or money market securities until suitable equity securities are available.  At such times, the Fund will pursue its secondary investment objective of income.
Same

Table Contents - Prospectus

Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
Management and Other Fees
Management Fee.  The Fund pays a management fee to OCM equal to 1.00% of the average daily net assets of the Fund.

Operating Expenses Limitation Agreement. OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of each of Adviser Class, Class A shares and Class C shares of the Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses or costs, including but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, "non-routine expenses"). OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense payments, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual expense limitation arrangement will remain in effect until at least October 28, 2018 and may not be terminated by OCM during its term. Note:  If the Reorganization is completed, OCM has agreed to forego seeking reimbursement of fees waived or expenses paid under this agreement.

Other Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).

Management Fee.  Same

Operating Expenses Limitation Agreement.  OCM has contractually agreed to waive or reduce all or a portion of its management fee and, if necessary, to bear certain other expenses to limit the annualized expenses of Adviser Class shares, Class A shares and Class C shares of the Strategic Opportunities Fund to 1.35%, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest and non-routine expenses. OCM may seek reimbursement of its waived fees and expenses borne for a three-year period following such fee waivers and expense reimbursements, provided that the reimbursement by the Fund to OCM will not cause total operating expenses, exclusive of 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, interest, and non-routine expenses, to exceed the expense cap as then may be in effect for the Fund, or was in place at the time of the fee waiver or expense reimbursement.  This contractual fee waiver will remain in effect until at least October 28, 2019 and may not be terminated by OCM during its term.  Note:  OCM’s ability to seek reimbursement of fees waived/expenses borne under this agreement only applies to fees waived/expenses borne after the Reorganization.

Other Fees.  Same

Sales Charges
The Fund charges a maximum front-end sales charge of 5.75% on purchases of Class A shares. The Fund charges a 1.00% contingent deferred sales charge on redemptions of Class C shares made within 12 months of purchase and a 1.00% contingent deferred sales charge on purchases of $1 million or more in Class A shares that are redeemed within one year of the purchase date.
Same
Distribution and Rule 12b-1 Fees
The Fund has adopted a Rule 12b-1 plan under which the Fund is authorized to pay an aggregate fee of up to 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares.
Same
1940 Act Diversification	The Fund is diversified	Same

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Portfolio Managers

The Target Funds and Acquiring Funds have the same portfolio managers.  Robert A. Olstein has been a portfolio manager of the Target Funds since inception.  Eric R. Heyman has been a co-portfolio manager of the Target Funds since 2008.  Information about each portfolio manager is provided below.

Robert A. Olstein
Mr. Olstein serves as the Chairman, Chief Executive Officer and Chief Investment Officer of OCM.  Mr. Olstein is the Co-Portfolio Manager for each Fund and, as OCM’s Chief Investment Officer, has primary responsibility and final decision-making authority for the management of the Funds’ portfolios of securities.  Mr. Olstein also serves as Trustee, Chairman and President of the Trust.  Mr. Olstein has been engaged in various aspects of securities research and portfolio management for both institutional and retail clients since 1968.  In 1971, he co-founded the “Quality of Earnings Report” service, which pioneered the idea of utilizing inferential screening of financial statements to identify early warning alerts of potential changes in a company’s future earnings power, and thus, the value of its stock.  Prior to forming OCM, Mr. Olstein managed portfolios for individuals, corporations and employee benefit plans as Senior Vice President/Senior Portfolio Manager at Smith Barney Inc. and its predecessor companies between 1981 and 1995.  Mr. Olstein is a senior member of the New York Society of Securities Analysts and a fellow member of the Financial Analysts Federation.  He is a past recipient of the Financial Analysts Federation (now CFA Institute) Graham & Dodd Scroll Award, has testified before the Banking Committee of the United States Senate on bank accounting practices, and has been quoted in, and is the author of, numerous articles on corporate reporting and disclosure practices in publications such as The Wall Street Journal, Business Week, The New York Times, Barron’s, and other financial publications.  Mr. Olstein periodically appears as a guest commentator on CNBC, Fox News Channel, and CNN.  Mr. Olstein holds an M.B.A. in Accounting and a B.A. in Mathematical Statistics from Michigan State University.  Mr. Olstein has served as the Portfolio Manager or Co-Portfolio Manager for the All Cap Value Fund and as the Co-Portfolio Manager for the Strategic Opportunities Fund since their inception and for each Predecessor Fund since their respective inceptions.

Eric R. Heyman
Mr. Heyman serves as Executive Vice President and Director of Research for OCM and Co-Portfolio Manager of each Fund.  As Co-Portfolio Manager, Mr. Heyman works with Mr. Olstein in the day-to-day decision-making and portfolio activities for each Fund.  Mr. Heyman has been with OCM since 1996 and was named Director of Research in June 2005.  As Director of Research, Mr. Heyman documents and maintains OCM’s valuation models, valuation procedures and research methodology and oversees the ongoing generation of investment ideas, sector and company coverage, and the orderly flow of information throughout the Research Department.  Previously, Mr. Heyman held the position of Accountant with Norstar Energy, a subsidiary of Orange and Rockland Utility.  Mr. Heyman has written articles on investing for Crain’s Publications and the American Association of Individual Investors (AAII Journal).  He has also been quoted or featured in numerous business media outlets, such as The Wall Street Journal, The New York Times, SmartMoney, The Wall Street Transcript, and the Associated Press.  Mr. Heyman holds a B.B.A. in Accounting from Pace University.  Mr. Heyman has been a Co-Portfolio Manager of the Strategic Opportunities Fund since its inception and of the Strategic Opportunities Predecessor Fund since its inception, and has been Co-Portfolio Manager of the All Cap Value Fund since its inception and of the All Cap Value Predecessor Fund since October 2008.

The Funds’ Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.

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Comparison of Principal Risks of Investing in the Funds

The principal risks of investing in the Acquiring Funds are discussed below. Although the Funds present their risks differently, the principal risks of the Target Funds and the Acquiring Funds are substantially similar, because the principal investment strategies of the Funds are substantially the same.

General Market Risk (Both Funds).  A Fund’s net asset value and investment return will fluctuate based on changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Stock Market and Management Risk (Both Funds).  Like all mutual funds, an investment in the Funds is subject to the risk that prices of securities may decline over short, or even extended, time periods, or that the investments chosen by OCM may not perform as anticipated.  Also, OCM makes all decisions regarding each Fund’s investments.  Therefore, each Fund’s investment success depends on the skill of OCM in evaluating, selecting and monitoring the Fund’s investments.  OCM may be incorrect in its judgment of the value of particular stocks, which may cause the Funds to underperform their benchmarks or mutual fund peers.

Equity Securities Risk (Both Funds).  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; global or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Funds invest.  Each Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.

Small- and Mid-Sized Company Risk (Both Funds).  The securities of companies with small- and mid-sized capitalizations may be more vulnerable to adverse business or economic events and may involve greater investment risks than the securities of larger, more established companies.  Small- and mid-sized companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and small capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals.  As a result, the securities of small- and mid-sized capitalization companies may be subject to more abrupt or erratic price movements, may have more limited marketability, and may be less liquid than securities of companies with larger capitalizations.  Securities of small- and mid-sized companies also may pay no, or only small, dividends.

Value Investing Style Risk (Both Funds).  The Funds use a value-oriented investment approach.  However, a particular value stock may not increase in price as anticipated by OCM (and may actually decline in price) if other investors fail to recognize the stock’s value or if a catalyst that OCM believes will increase the price of the stock does not occur or does not affect the price of the stock in the manner or to the degree anticipated.  Also, OCM’s calculation of a stock’s private market value involves estimates of future cash flow, which may prove to be incorrect and, therefore, could result in sales of the stock at prices lower than the Funds’ original purchase price.

Liquidity Risk (Strategic Opportunities Fund).  The securities of many small- and mid-sized companies may have a smaller “float” (the number of shares that are available to trade) and attract less market interest and, therefore, may be subject to liquidity risk.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell the security.  If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on Fund performance.

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Foreign Investing Risk (Both Funds).  Investing in foreign companies typically involves more risks than investing in U.S. companies.  These risks can increase the potential for losses in the Funds and may include, among others, currency risks (fluctuations in currency exchange rates), country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations, and policies that have the effect of limiting or restricting foreign investment or the movement of assets), unfavorable trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Comparison of Fundamental and Non-Fundamental Investment Restrictions

The 1940 Act requires registered investment companies, such as the Funds, to adopt fundamental policies with respect to concentration of investments in securities of issuers in particular industries, borrowing, issuing senior securities, lending, investments in commodities, investments in real estate, underwriting securities and diversification (if applicable). Fundamental policies cannot be changed without approval by the vote of a majority of the outstanding shares of a Fund. The phrase “majority of the outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares, whichever is less. Non-fundamental policies may be changed by a Fund’s Board of Trustees without shareholder approval. A comparison of each Target Fund’s and the corresponding Acquiring Fund’s fundamental and non-fundamental policies is provided below.

The Acquiring Fund has adopted fundamental policies that generally limit its investments only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, so as to avoid the need to seek shareholder approval to change a fundamental policy in connection with an amendment or new interpretation of such statute, rules or regulations. The Target Fund’s fundamental policies do not always provide the same level of flexibility, but, as described below, any differences between the Funds’ policies are not expected to materially impact the operations of the Funds.

Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not, as to 75% of the All Cap Value Fund's total assets, invest more than 5% of its total assets in the securities of any one issuer (this limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or securities of other investment companies).

The Fund may not, with respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

The Fund will not purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any one issuer; for purposes of this restriction, all outstanding fixed-income securities of an issuer are considered as one class.
The Fund does not have this fundamental investment restriction.
The Fund will not make short sales of securities in excess of 25% of the All Cap Value Fund's total assets or purchase securities on margin except for such short-term credits as are necessary for the clearance of transactions.
The Fund does not have this fundamental investment restriction.
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Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not purchase or sell commodities or commodity contracts.
The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

The Fund will not make loans of money or securities, except (i) by the purchase of fixed-income obligations in which the All Cap Value Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements

The Fund may not make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund).

The Fund will not borrow money, except that the All Cap Value Fund may borrow from banks in the following cases: (i) for temporary or emergency purposes not in excess of 5% of the All Cap Value Fund's net assets, or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount up to 33-1/3% of the value of the All Cap Value Fund's net assets at the time the borrowing was made.

The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.

The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 33-1/3% of the value of its net assets, but only to secure borrowings authorized in the preceding restriction; this restriction does not limit the authority of the All Cap Value Fund to maintain accounts for short sales of securities.

See above.
The Fund will not purchase the securities of any issuer, if, as a result, more than 10% of the value of the All Cap Value Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in any combination of securities for which there are no readily available market quotations, or in repurchase agreements maturing in more than seven days.
The Fund does not have this fundamental investment restriction.
The Fund will not engage in the underwriting of securities except insofar as the All Cap Value Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.
The Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act)

The Fund will not purchase or sell real estate or interests in real estate, although it may purchase securities of issuers which engage in real estate operations and may purchase and sell securities which are secured by interests in real estate; therefore, the All Cap Value Fund may invest in publicly-held real estate investment trusts ("REITs") or marketable securities of companies which may represent indirect interests in real estate such as real estate limited partnerships which are listed on a national exchange, however, the All Cap Value Fund will not invest more than 10% of its assets in any one or more REITs.

The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate)

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Fundamental Investment Policies – All Cap Value Fund
Target All Cap Value Fund	Acquiring All Cap Value Fund
The Fund will not invest more than 25% of the value of the All Cap Value Fund's total assets in one particular industry; for purposes of this limitation, utility companies will be divided according to their services (e.g., gas, electric, water and telephone) and each will be considered a separate industry; this restriction does not apply to investments in U.S. Government securities, and investments in certificates of deposit and bankers' acceptances are not considered to be investments in the banking industry.

The Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

Fundamental Investment Policies – Strategic Opportunities Fund
Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
The Fund will not borrow money or issue senior securities, except as the Investment Company Act, any rule thereunder, or SEC staff interpretation thereof, may permit.  The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  The Strategic Opportunities Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Strategic Opportunities Fund must maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. The effect of this provision is to allow the Strategic Opportunities Fund to borrow from banks amounts up to one-third (33-1/3%) of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities).

The Fund may not issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies.

The Fund will not underwrite the securities of other issuers, except that the Strategic Opportunities Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

The Fund may not underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act).

The Fund will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

The Fund may not purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate).

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Fundamental Investment Policies – Strategic Opportunities Fund
Target Strategic Opportunities Fund	Acquiring Strategic Opportunities Fund
The Fund will not make loans, provided that this restriction does not prevent the Strategic Opportunities Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors and investing in loans, including assignments and participation interests.

The Fund may not make loans of money (except for the lending of the Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the Fund).

The Fund will not make investments that will result in the concentration (as that term may be defined in the Investment Company Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).  The following sentence is intended to describe the current definition of concentration and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes.  Currently, to avoid concentration of investments, the Strategic Opportunities Fund may not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

The Fund may not invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the U.S. government; The Fund may not, with respect to 75% of a Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer

The Fund will not purchase or sell commodities as defined in the Commodity Exchange Act, as amended, and the rules and regulations thereunder, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Strategic Opportunities Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. For purposes of the Target Strategic Opportunities Fund’s restriction concerning commodities, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities” or “commodities contracts,” and notwithstanding subsequent federal legislation or regulatory action by commodities or commodity contracts for purposes of this restriction.

The Fund may not purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

The non-fundamental investment policies and restrictions of the Target Funds and the Acquiring Funds are described below.  The Board may change these non-fundamental investment restrictions without shareholder approval, but the change will only be effective after prior written notice is given to Fund shareholders.

As a non-fundamental investment policy, the Acquiring Funds may not hold more than 15% of the value of their net assets in illiquid securities.  Illiquid securities are those securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them.  Illiquid securities may include restricted securities not determined by the Board to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

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The Target Strategic Opportunities Fund does not have any non-fundamental investment actions. As non-fundamental investment restrictions, the Target All-Cap Value Fund may not:

•
The Fund may not purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

•	invest for the purpose of exercising control or management of another company;
•
invest in securities of any open-end investment company, except in connection with a merger, reorganization or acquisition of assets and except that the Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the Investment Company Act and the rules thereunder, as amended;

•
invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation; this limitation shall not apply to U.S. Government securities; and

•	invest more than 20% of its total assets (measured at time of investment) in depositary receipts evidencing ownership of foreign securities or in foreign securities traded on U.S. exchanges.

Comparison of Shareholder Rights

Each Target Fund is a series of the Target Trust, and each Acquiring Fund is a series of the Acquiring Trust, each of which is a Delaware statutory trust. The Target Funds are governed by an Agreement and Declaration of Trust dated March 31, 1995, as amended from time to time (“Target Fund Declaration”), its bylaws and Delaware law. The Acquiring Funds are governed by an Amended and Restated Agreement and Declaration of Trust dated November 16, 2016 (“Acquiring Fund Declaration”), its bylaws and Delaware law. The governing instruments are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about the Target Funds’ and Acquiring Funds’ governing instruments is provided below.

SHARES. The trustees of the Target Funds and the Acquiring Funds each have the power to issue shares without shareholder approval. The governing instruments of the Target Funds and the Acquiring Funds indicate that the amount of shares that the Target Funds and the Acquiring Funds each may issue is unlimited. Shares of the Target Funds and the Acquiring Funds have no preemptive rights.

SHAREHOLDER MEETINGS. Neither the Target Funds nor the Acquiring Funds are required to hold annual meetings of shareholders. Shareholder meetings may be called by the president (in the case of the Target Funds), or the Board of either the Target Funds or Acquiring Funds. Shareholders of the Acquiring Funds are not entitled to call shareholder meetings, except as required by the 1940 Act. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to the Target Trust the reasonable estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders

VOTING RIGHTS. The 1940 Act provides that shareholders of the Target Funds and the Acquiring Funds have the power to vote with respect to certain matters: specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental. The governing instruments of the Target Funds and the Acquiring Funds provide that shareholders have the right to vote (a) for the election and removal of trustees to the extent required by law, including filling any vacancies on a Board, at a meeting called for that purpose by the Board, or, to the extent provided by the 1940 Act, the shareholders; (b) to approve additional matters as may be required by law, the governing instruments, or any registration statement filed with the SEC or any state, or (c) on such other matters as the trustees may consider necessary or desirable.

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The governing instruments of the Target Funds and the Acquiring Funds further provide that each shareholder is entitled to one vote for each full share held, and a fractional vote for each fractional share held, and that each Fund will vote separately on matters relating solely to it. Shareholders of the Target Funds and the Acquiring Funds are not entitled to cumulative voting in the election of trustees.

QUORUM AND VOTING. The governing instruments of the Acquiring Funds provide that, except as otherwise required by the 1940 Act or other applicable law, thirty-three and one-third percent (331/3%) of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question, except a plurality vote is necessary for the election of trustees. The governing instruments of the Target Funds provide that the presence in person or by proxy of a majority of the shares entitled to vote on a matter shall constitute  a  quorum at a Shareholders' meeting  If an approval is required by the 1940 Act, then, except for the election of trustees, the vote required by the 1940 Act is the lesser of: (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

SUBMISSION OF SHAREHOLDER PROPOSALS. The Target Funds and the Acquiring Funds do not have provisions in their governing instruments that require shareholders to provide advance notice to the Target Funds or Acquiring Funds, as applicable, in order to present a proposal at a shareholder meeting. Nonetheless, the federal securities laws, which apply to the Acquiring Funds and the Target Funds, require that certain conditions be met to present any proposal at a shareholder meeting. The matters to be considered and brought before an annual or special meeting of shareholders of the Target Funds and the Acquiring Funds are limited to only those matters, including the nomination and election of trustees, which are properly brought before the meeting. These requirements are intended to provide the Target Funds Board or the Acquiring Funds Board the opportunity to better evaluate the proposal and provide additional information to shareholders for their consideration in connection with the proposal. Failure to satisfy the requirements of these advance notice provisions means that a shareholder may not be able to present a proposal at an annual or special shareholder meeting.

DERIVATIVE ACTIONS. Under the Delaware Statutory Trust Act, a shareholder may bring a derivative action if trustees with authority to do so have refused to bring the action or if a demand upon the trustees to bring the action is not likely to succeed. A shareholder may bring a derivative action only if the shareholder is a shareholder at the time the action is brought and: (1) was a shareholder at the time of the transaction complained about or (2) acquired the status of shareholder by operation of law or pursuant to the governing instruments from a person who was a shareholder at the time of the transaction.

The governing instruments of the Acquiring Funds provide that shareholders owning at least 10% of the Acquiring Funds must join in bringing a derivative action.

AMENDMENT OF GOVERNING INSTRUMENTS. Except as otherwise required by applicable law, the Target Funds Board and the Acquiring Funds Board generally have the right to amend the governing instruments without shareholder approval. Shareholder approval is required for an amendment to the Target Fund Declaration and the Acquiring Fund Declaration which would adversely affect to a material degree the rights and preferences of Target Fund or Acquiring Fund shares, as applicable. The bylaws of the Target Funds and the Acquiring Funds may be amended, and/or restated at any time, without shareholder approval.

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LIABILITY OF SHAREHOLDERS. The governing instruments for the Target Funds and the Acquiring Funds generally provide that shareholders will not be subject to personal liability for the obligations of a Fund, and provide for indemnification if any shareholder is personally held liable for the obligations of a Fund.

THE PROPOSED REORGANIZATION

Summary of Agreement and Plan of Reorganization

The terms and conditions under which the Reorganization is expected to be consummated are set forth in the Agreement and Plan of Reorganization (the “Agreement”).  A summary of all material provisions of the Agreement is provided below.  This summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit B to this Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of a Target Fund approve the Agreement and other closing conditions are satisfied or waived, the assets of the Target Fund will be delivered to the corresponding Acquiring Fund’s custodian for the account of such Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities of the Target Fund and delivery by the Acquiring Fund to the Target Fund for further delivery to the holders of record as of the Effective Time (as defined below) of the issued and outstanding shares of the Target Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the value of the net assets of the Target Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization is expected to be the same or substantially the same as the value of your account with the corresponding Target Fund immediately prior to the Reorganization.

The Target Funds and the Acquiring Funds will be required to make representations and warranties that are customary in reorganizations.  If shareholders approve the Reorganization and if all of the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or around [   , 2018] (the “Closing Date”), immediately prior to the opening of regular trading on the New York Stock Exchange on the Closing Date (the “Effective Time”).  Following receipt of the requisite shareholder vote in favor of the Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Target Funds will be terminated in accordance with their governing documents and applicable law.

The obligations of the Acquiring Funds and the Target Funds are subject to the following conditions, among others:

•
the Acquiring Funds Registration Statement on Form N-14 under the 1933 Act shall be on file with the SEC and shall be effective, and no stop- order suspending the effectiveness of the Registration Statement shall have been issued;

•	the shareholders of both Target Funds shall have approved the Agreement;

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•	the Acquiring Funds and Target Funds have each delivered an officer’s certificate certifying that all agreements and commitments set forth in the Agreement have been satisfied; and

•
with respect to each Reorganization, the Acquiring Fund and Target Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Agreement will not, in general, result in the recognition of gain or loss for U.S. federal income tax purposes for the Target Fund, the Target Fund shareholders or the Acquiring Fund.

If shareholders of a Target Fund do not approve the Agreement or if the Reorganization does not otherwise close, the Target Funds Board will consider what additional action to take with respect to such Target Fund. Because shareholders of each Target Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Funds have not approved the Proposal. The Agreement may be terminated and the Reorganization may be abandoned at any time prior to Closing by mutual agreement of the parties. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

Board Considerations in Approving the Reorganization

[This section subject to completion following Board approval of related board meeting minutes.]

[ Background

OCM and the Target Trust Board members have discussed the challenges faced by operating the Target Funds in a stand-alone investment company structure.  Those challenges include the increasing difficulty of competing with larger mutual fund complexes which enjoy the advantages of larger scale (size) and shared operating expenses among multiple funds.  In addition, the infrastructure and oversight (and associated costs) needed to comply with the increasing amount and complexity of regulations promulgated by the SEC have significantly increased the regulatory and economic burdens on the Target Trust and the Target Funds.

At a meeting of the Target Trust Board held in September 2017, OCM informed the Target Trust Board that, after exploring a number of options, it had negotiated an agreement with the Target Trust’s current service provider under which the Target Funds could reorganize from the Target Trust to an investment company complex that is expected to result in a lower cost operating structure while retaining OCM as the investment adviser.  The Target Trust Board then requested and considered information regarding the potential Reorganizations at Board meetings held in December 2017 and March 2018, and at the March meeting, the Reorganization and Agreement and Plan of Reorganization were approved by the Target Trust Board.

Board Considerations and Conclusions

In proposing the Reorganizations, OCM presented to the Target Trust Board its rationale for the Reorganizations and, in particular identified, the following factors:

•
Lower Annual Fund Operating Expenses – The primary anticipated benefit of the proposed Reorganizations of the Target Funds into the Acquiring Funds is the opportunity to operate within a larger investment company, permitting certain fund costs to be spread over a larger asset base, potentially resulting in benefits of scale over time such that former Target Fund shareholders would be subject to the lower ongoing annual fund operating expenses than those imposed by the Target Funds.

•
Continuity of Investment Objectives, Principal Investment Strategies and Risks – The Acquiring Funds are each newly-organized series created solely for purposes of the Reorganizations, which should allow for a smooth transition for shareholders of the Target Funds if the proposed Reorganizations are approved by shareholders of the Target Funds.  Each Target Fund has identical investment objectives and substantially identical principal investment strategies and risks as the corresponding Acquiring Fund, and will continue to be managed according to the Olstein investment philosophy.  The mirror-like nature of the Acquiring Funds and Target Funds will allow Target Fund shareholders to maintain continuity in their investment selection.

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•
Continuity of Portfolio Management and Service Providers – Each Target Fund will be reorganizing into a corresponding Acquiring Fund with Olstein continuing as investment adviser with the same portfolio management team.  In addition, the Target Funds will maintain the same administrator/accounting agent, transfer agent, custodian and auditor.  The distributor of the Acquiring Funds will be different.

•
Tax-Free Reorganization – The Reorganization will enable Target Fund shareholders to exchange their investment for an investment in the corresponding Acquiring Fund without recognizing gain or loss for federal income tax purposes.  By contrast, if a Target Fund shareholder were to redeem his or her shares to invest in another fund, the transaction would be a taxable event for such shareholder (unless the shareholder is tax exempt).  Similarly, if a Target Fund were liquidated or reorganized in a taxable transaction, the transaction would be a taxable event for the Target Fund’s shareholder (other than tax-exempt shareholders).  After the Reorganization, shareholders may redeem any or all of their Acquiring Fund shares at NAV (subject to any applicable contingent deferred sales charge, as with a redemption of their Target Fund shares) at any time, at which point the shareholders (other than those who are tax-exempt) would recognize a taxable gain or loss.

•
Reorganization Expenses Allocated to the Funds.  Reorganizations, which include preparation, printing and mailing of proxy materials, solicitation of shareholder votes, preparation of board materials and special board meetings, liability insurance premiums for Target Trust independent trustees and related legal expenses are estimated to be approximately $_______.  These one-time Reorganization expenses was are to be allocated to the Funds, which is appropriate because the Reorganizations are expected to be beneficial to the Funds and their shareholders for the reasons discussed in this section.

•
No Shareholder Dilution – The Reorganizations will take place based on the respective net asset values of the Target Funds and Acquiring Funds and therefore will not dilute the interests of the shareholders.

•
Effectiveness of the Adviser – The Reorganizations will relieve Olstein of certain management and administrative responsibilities associated with the operation of the Target Trust, enabling Olstein to more effectively utilize its resources in the investment management process.  In addition, Olstein will no longer operate its regulated broker dealer business, but rather will have its business development personnel function as registered representatives of the fund distributor, again relieving the organization of certain management and administrative responsibilities which will result in more effective use of resources. These changes resulting from the Reorganizations are expected to support and enhance Olstein’s effectiveness in serving as investment adviser for the Acquiring Funds.

The Board of the Target Funds considered these points and also analyzed the proposed Reorganization independently.  In doing so the Trustees took note of the following factors among others:

•	shareholders will not pay any sales charges in connection with the Reorganizations
•	the investment management fee schedule for each Target Fund and corresponding Acquiring Fund is the same
•	the expected expense ratio of each Acquiring Fund is lower than the historical expense ratio of the corresponding Target Fund
•	the historical investment performance records of the Target Funds
•	terms and conditions of the Agreement and Plan of Reorganization
•	potential benefits to be recognized by OCM and its affiliates, including any fall-out benefits
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In considering the approval of the Agreement and Plan of Reorganization, the Target Trust Board did not identify any factor as all-important or all-controlling, but instead considered these factors collectively in light of the Target Trust’s surrounding circumstances.

In evaluating the information presented to the Board, the independent Trustees placed the most substantial weight on the reduction in the overall expense ratio which the Funds were expected to experience as a result of the Reorganizations at the current Target Fund asset levels (and even at moderately reduced asset levels).  The Board concluded that the savings to be realized by shareholders would exceed the one-time Reorganization costs to be borne by the Funds.

In reaching this conclusion, the Board was also mindful of OCM’s agreement to waive its existing right under the Expense Limitation Agreement for the Target Strategic Opportunities Fund to potentially recoup previously waived fees.  The Board concluded that this waiver by OCM would direct expense savings from the Reorganization to shareholders of the Target Strategic Opportunities Fund which, in the absence of such a waiver, could potentially flow to OCM.  The Board also took into account the fact that the expense limitation agreement for the Acquiring Strategic Opportunities Fund would not permit OCM to recoup previously waived fees from the Target Strategic Opportunities Fund.

After considering all of the above factors and based on its deliberations and evaluation of the information provided to it, the Target Trust Board concluded that the approval of the Agreement and Plan of Reorganization was in the best interest of each Target Fund and its shareholders.  The Board also concluded that the interest of existing shareholders of neither Target Fund would be diluted as a result of the Reorganization.]

U.S. Federal Income Tax Considerations

The following is a general summary of the material U.S. federal income tax considerations of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury regulations thereunder, current administrative rulings of the Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Reorganization is intended to qualify as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Target Fund and the Acquiring Fund will receive an opinion from Stradley Ronon Stevens & Young, LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•
The acquisition by the Acquiring Fund of all of the assets of the corresponding Target Fund in exchange for the Acquiring Fund shares and the assumption by the corresponding Acquiring Fund of the liabilities of the corresponding Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a) of the Code, and the Target Fund and Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

•
No gain or loss will be recognized by the Target Fund upon the transfer of all of its assets to, and assumption of its liabilities by, the corresponding Acquiring Fund in exchange solely for the Acquiring Fund shares pursuant to Sections 361(a) and 357(a) of the Code.

•
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the corresponding Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the corresponding Target Fund pursuant to Section 1032(a) of the Code.

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•
No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code.

•
The tax basis of the assets of the Target Fund received by the corresponding Acquiring Fund will be the same as the tax basis of the assets to the Target Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

•
The holding periods of the assets of the Target Fund received by the corresponding Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code.

•
No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their Target Fund shares for the Acquiring Fund shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

•
The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

•
The holding period of the Acquiring Fund shares received by the shareholders of the Target Fund (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that such Target Fund shares were held as a capital asset on the date of the Reorganization pursuant to Section 1223(1) of the Code.

•
The Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the “Income Tax Regulations”), the items of the Target Fund described in Section 381(c) of the Code as if there had been no Reorganization.

The opinion will be conditioned upon, among other things, the accuracy, as of the Closing Date, of certain representations of the Target Fund and the Acquiring Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion and will also be based on customary assumptions.  It is possible that the IRS or a court could disagree with Stradley Ronon Stevens & Young, LLP’s opinion, which therefore cannot be free from doubt.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  None of the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the U.S. federal tax consequences of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code, and thus is taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund shares and the fair market value of the shares of the Acquiring Fund it receives.

Prior to the closing of the Reorganization, the Target Funds may distribute to its shareholders, in one or more taxable distributions, all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated for taxable years ending on or prior to the date of closing of the Reorganization.

The tax attributes, including capital loss carryovers, if any as of the date of closing of the Reorganization, of a Target Fund move to the corresponding Acquiring Fund in the Reorganization and are available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  If, as is anticipated, at the time of the Closing of the Reorganization, an Acquiring Fund has either no assets or nominal assets incident to its organization, there will be no change of ownership of a Target Fund as a result of the Reorganization.  Thus, the Reorganization is not expected to result in any limitation on the use by an Acquiring Fund of a Target Fund’s capital loss carryovers, if any.  However, the capital losses of an Acquiring Fund, as the successor in interest to a Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions to which the Acquiring Fund might engage post-Reorganization.

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This discussion is only a general summary of certain U.S. federal income tax consequences. You should consult your tax adviser regarding the U.S. federal income tax consequences as well as the state, local and foreign consequences to you, if any, of the Reorganization in light of your particular circumstances, of the Reorganization

Costs of the Reorganization

The Reorganization costs, including any costs directly associated with preparing, filing, printing, and distributing to the shareholders of the Target Funds all materials relating to this Proxy Statement/Prospectus and soliciting shareholder votes, as well as the conversion costs associated with the Reorganization, will be borne by the Target Funds.  The costs related to the Reorganization include, but are not limited to, costs associated with organizing the Acquiring Funds, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), legal fees, accounting fees, and expenses of soliciting Target Fund shareholders and holding shareholder meetings.

Accounting Survivorship

Each Target Fund will be considered to be the accounting survivor of the Reorganization, meaning that the Acquiring Fund will assume the financial and performance history of the Target Fund. While the acquiring fund is normally considered the legal survivor and accounting survivor of a reorganization, continuity and dominance in one or more of the following areas may lead to a determination that the target fund should be considered the accounting survivor: (1) portfolio management; (2) investment objectives, policies and restrictions; (3) portfolio composition; (4) expense structure and expense ratios; and (5) asset size.  The Target Entity and the Acquiring Entity believe the Target Funds will be the accounting survivors of the Reorganization based on the continuity and dominance established in each of these areas:

(1)
Portfolio management: OCM currently serves as the investment adviser to each Target Fund, and is responsible for the portfolio management of each Target Fund and has done so since each Target Fund’s inception. The Acquiring Funds have not yet commenced operations. The same portfolio management teams that manage each Target Fund will manage the corresponding Acquiring Fund after the Reorganization.

(2)
Investment objectives, policies and restrictions: Each Target Fund and the corresponding Acquiring Fund have the same investment objectives. In addition, each Target Fund and corresponding Acquiring Fund have substantially the same investment strategies, policies and restrictions.

(3)
Portfolio composition: The portfolio composition of each Acquiring Fund is expected to be substantially similar to that of the corresponding Target Fund because each Acquiring Fund will be managed by OCM in accordance with the investment objective, policies and restrictions in substantially the same manner that OCM managed the corresponding Target Fund prior to the Reorganization.

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(4)
Expense structure and expense ratios: Each Target Fund and corresponding Acquiring Fund have substantially similar expense structures, and each Acquiring Fund’s total expense ratios after the implementation of the expense cap are expected to be less than or equal to the current total expense ratios of the corresponding Target Fund for at least the next two years.  With respect to Acquiring Strategic Opportunities Fund, fees reduced and expenses reimbursed by OCM with respect to its management of the Target Strategic Opportunities Fund may be recouped by OCM from the Acquiring Strategic Opportunities Fund for a period of thirty-six months years following the month during which such reduction and reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee reduction and expense reimbursement occurred and at the time fee/expenses are being recouped.

(5)	Asset size: The Acquiring Funds are not expected to have any assets or to have commenced operations immediately prior to the Reorganization.

Board Recommendation

The Target Funds Board unanimously recommends that shareholders of the Target Funds approve the proposed Reorganization.

VOTING INFORMATION

Proxy Statement/Prospectus

You are receiving this Proxy Statement/Prospectus and the enclosed proxy card because the Target Funds Board is soliciting your proxy to vote at the Meeting and at any adjournments of the Meeting. This Proxy Statement/Prospectus gives you information about the business to be conducted at the Meeting. Target Fund shareholders may vote by appearing in person at the Meeting and following the instructions below. You do not need to attend the Meeting to vote. Instead, you may simply complete, sign, and return the enclosed proxy card or vote by telephone or through a website established for that purpose.

This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card are expected to be mailed on or about [July], 2018, to all shareholders entitled to vote.

Shareholders of record of the Target Funds as of the close of business on [, 2018] (the “Record Date”), are entitled to vote at the Meeting. The number of outstanding shares of the Target Funds on [     , 2018] appears in the following table. Each share is entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held.

Fund	Shares Outstanding
Target All Cap Value Fund	[…]
Target Strategic Opportunities Fund	[…]

Proxies will have the authority to vote and act on behalf of shareholders at any adjournment of the Meeting. If a proxy is authorized to vote for a shareholder, the shareholder may revoke the authorization at any time before it is exercised by sending in another proxy card with a later date or by notifying the Secretary of the Target Funds in writing at the address of the Target Funds set forth on the cover page of the Proxy Statement/Prospectus before the Meeting that the shareholder has revoked its proxy. In addition, although merely attending the Meeting will not revoke your proxy, if a shareholder is present at the Meeting, the shareholder may withdraw the proxy and vote in person. However, if your shares are held through a broker-dealer or other financial intermediary you will need to obtain a “legal proxy” from them in order to vote your shares at the Meeting.

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Executed proxies received prior to the Meeting on which no vote is indicated will be voted “FOR” the Proposal.

QUORUM REQUIREMENT AND ADJOURNMENT

A “Quorum” is the minimum number of shares that must be present in order to conduct the Meeting.  The presence in person or by proxy of the holders of record of a majority of the shares issued and outstanding and entitled to vote for each Target Fund shall constitute a quorum for the transaction of any business at the Meeting.

Because shareholders of each Target Fund will vote separately on the Proposal, the Reorganization may be approved for a single Target Fund, even if shareholders of the other Target Fund have not approved the Proposal.  If sufficient votes to approve the Proposal are not received by the date of the Meeting or any reconvened Meeting following an adjournment, the Meeting or reconvened Meeting may be adjourned to permit further solicitations of proxies.  The persons named as proxies on the enclosed proxy cards will vote their proxies in their discretion on questions of adjournment and any other items (other than the Proposal) that properly come before the Meeting.  A majority of the votes cast by shareholders of a Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a quorum) may adjourn the Meeting.  The Meeting may also be adjourned by the Chairperson of the Meeting.

Abstentions and broker non-votes will be counted for purposes of determining whether a quorum is present at the Meeting.  Abstentions and broker non-votes will have the same effect as a vote “AGAINST” the Proposal because an absolute percentage of affirmative votes is required to approve the Proposal.

Broker non-votes are proxies from brokers or nominees that indicate that they have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter for which the brokers or nominees do not have discretionary authority to vote, such as the Proposal. However, it is the Target Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the matters expected to be presented at the Meeting, there are unlikely to be any broker non-votes at the Meeting.

Vote Necessary to Approve the Proposal

The Proposal must be approved by a 1940 Act Majority vote of the outstanding voting securities of each individual Target Fund. A “1940 Act Majority” vote of the outstanding voting securities of a fund means the lesser of (i) 67% or more of the voting securities of the fund that are present in person or by proxy at a meeting if holders of shares representing more than 50% of the outstanding voting securities of the fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the fund.

Proxy Solicitation

In addition to solicitations by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Target Funds will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record.

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In addition to solicitations by mail, officers and employees of the Target Funds, OCM and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. The Target Funds expect that any solicitations will be primarily by mail, but also may include telephone, telecopy, or oral solicitations.

As the Meeting date approaches, you may receive a telephone call from a representative of the Target Funds if your votes have not yet been received.  Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Target Funds’ representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Target Funds’ representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information elicited matches the information previously provided to the Target Funds, then the Target Funds’ representative has the responsibility to explain the voting process, read the Proposal listed on the proxy card, and ask for the shareholder’s instructions on the Proposal. Although the Target Funds’ representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement/Prospectus. The Target Funds’ representative will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Target Funds immediately if his or her instructions are not correctly reflected in the confirmation.

Share Ownership by Large Shareholders, Management and Trustees

A list of the name, address, and percent ownership of each person who, as of [     ], 2018, to the knowledge of the Target Trust, owned 5% or more of the outstanding shares of a Target Fund can be found at Exhibit A.

As of […], the Target Trust's officers, trustees and employees of OCM as a group owned […]% of the Adviser Class shares of the Target All Cap Value Fund and […]% of the Class C shares of the Fund, for a total of […]% of the outstanding shares of the Fund.  As of the same date, the Target Trust's officers, trustees and members of OCM as a group owned […]% of the Class A shares of the Target Strategic Opportunities Fund, […]% of the Adviser Class shares of the Fund, and none of the Class C shares of the Fund, for a total of […]% of the outstanding shares of the Fund.

OTHER MATTERS

Capitalization

The following table shows the capitalization of each Target Fund as of […], 2018, and of the corresponding Acquiring Fund on a pro forma combined basis (unaudited) as of the same date, giving effect to the proposed Reorganization.  The following is an example of the number of shares of each Acquiring Fund that would have been exchanged for the shares of the corresponding Target Fund if the Reorganization had been consummated on […], 2018, and does not necessarily reflect the number of shares or value of shares that will actually be received if the Reorganization occurs on the Closing Date.  The capitalizations of the Target Funds and the Acquiring Funds are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

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(unaudited)	Target All Cap Value Fund(1)	Acquiring All Cap Value Fund (pro forma)(2)
Aggregate Net Assets	$[…]	$[…]
Shares Outstanding – Adviser Class	[…]	[…]
Net Asset Value Per Share – Adviser Class	$[…]	$[…]
Net Assets – Adviser Class	$[…]	$[…]
Shares Outstanding – Class C	[…]	[…]
Net Asset Value Per Share – Class C	$[…]	$[…]
Net Assets – Class C	$[…]	$[…]
(1) The Target All Cap Value Fund will be the accounting survivor for financial statement purposes. (2) Adjustments reflect costs of the Reorganization incurred by the Target All Cap Value Fund.

(unaudited)	Target Strategic Opportunities Fund(1)	Acquiring Strategic Opportunities Fund (pro forma) (2)
Aggregate Net Assets	$[…]	$[…]
Shares Outstanding – Adviser Class	[…]	[…]
Net Asset Value Per Share – Adviser Class	$[…]	$[…]
Net Assets – Adviser Class	$[…]	$[…]
Shares Outstanding – Class C	[…]	[…]
Net Asset Value Per Share – Class C	$[…]	$[…]
Net Assets – Class C	$[…]	$[…]
Shares Outstanding – Class A	[…]	[…]
Net Asset Value Per Share – Class A	[…]	$[…]
Net Asset – Class A	$[…]	$[…]
(1) The Target Strategic Opportunities Fund will be the accounting survivor for financial statement purposes.
(2) Adjustments reflect costs of the Reorganization incurred by the Target Strategic Opportunities Fund.

Dissenters’ Rights

If the Reorganization is approved at the Meeting, Target Fund shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Target Funds, however, have the right to redeem their shares at net asset value until the Closing Date of the Reorganization. After the Reorganization, Target Fund shareholders will hold shares of the corresponding Acquiring Fund, which may also be redeemed at net asset value.

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Shareholder Proposals

The governing instruments of the Target Trust do not require that the Target Funds hold annual meetings of shareholders. The Target Funds are, however, required to call meetings of shareholders in accordance with the requirements of the 1940 Act to seek approval of new or material amendments to advisory arrangements or of a change in the fundamental investment policies, objectives or restrictions of the Target Funds. The Target Trust also would be required to hold a shareholder meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. The Target Trust’s governing instruments generally provide that a shareholder meeting shall be called by the Secretary upon written request of the holders of shares entitled to cast not less than ten percent of all the votes entitled to be cast at such meeting provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on and (b) the shareholders requesting such meeting shall have paid to the Target Trust the reasonable estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.

Shareholders of the Target Funds wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting must send their written proposal to the Target Funds a reasonable time before the Target Funds Board’s solicitation relating to that meeting is to be made. Shareholder proposals must meet certain legal requirements established by the SEC, so there is no guarantee that a shareholder’s proposal will actually be included in the next proxy statement. The persons named as proxies in future proxy materials of the Target Funds may exercise discretionary authority with respect to any shareholder proposal presented at any subsequent shareholder meeting if written notice of that proposal has not been received by the Target Funds within a reasonable period of time before the Target Funds Board’s solicitation relating to that meeting is made. Written proposals with regard to the Target Funds should be sent to the Secretary of the Target Trust, at the address of the Target Funds given above. If the proposed Reorganization is approved and completed, shareholders of the Target Funds will become shareholders of the Acquiring Funds and, thereafter, will be subject to the shareholder proposal requirements of the Acquiring Funds.

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EXHIBIT A

OWNERSHIP OF THE TARGET FUNDS

Significant Holders

The following tables show, as of [   ], 2018, the accounts of each Target Fund that own of record 5% or more of the Target Fund. Unless otherwise indicated, the Target Trust has no knowledge of beneficial ownership.

[To Be Inserted]

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A-1

EXHIBIT B
Agreement and Plan of Reorganization

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B-1

EXHIBIT C

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five fiscal years or shorter period as applicable.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Except for the period ended December 31, 2017, the information has been audited by Cohen & Company, Ltd., each Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report.  Further information about the Fund’s performance is contained in the annual and semi-annual reports, which are available upon request.

All Cap Value Fund- Adviser Class

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value – Beginning of Period	$24.25	$20.15	$24.94	$22.83	$18.59	$14.80
Investment Operations:
Net investment income[1]	0.03	0.06	0.13	0.05	0.02	0.01
Net realized and unrealized
gain (loss) on investments	1.65	4.08	(2.03)	2.31	4.22	3.78
Total from investment operations	1.68	4.14	(1.90)	2.36	4.24	3.79
Distributions from net realized gain on investments	(1.21)	(0.04)	(2.89)	(0.25)	--	--
Net Asset Value – End of Period	$24.72	$24.25	$20.15	$24.94	$22.83	$18.59

Total Return	7.01%*	20.56%	(7.87)%	10.35%	22.81%	25.61%
Ratios (to average net assets)/
Supplemental Data:
Expenses	1.25%**	1.25%	1.25%	1.26%	1.34%[2]	1.55%
Net investment income	0.28%**	0.26%	0.60%	0.22%	0.09%	0.08%
Portfolio turnover rate[3]	25.29%*	55.51%	51.13%	57.57%	51.49%	44.43%
Net assets at end of period (000 omitted)	$212,485	$198,876	$166,465	$151,841	$98,768	$70,294
*  Not annualized.
** Annualized
1 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

2 The Board voted to eliminate the 12b-1 Plan for the Adviser Class effective October 31, 2013 and the 0.25% 12b-1 fee was discontinued.

3  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

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EXHIBIT C

All Cap Value Fund – Class C

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value –
Beginning of Period	19.90	$16.70	$21.40	$19.82	$16.28	$13.06
Investment Operations:
Net investment loss[1]	(0.07)	(0.14)	(0.07)	(0.16)	(0.15)	(0.10)
Net realized and unrealized
gain (loss) on investments	1.34	3.38	(1.74)	1.99	3.69	3.32
Total from
investment operations	1.27	3.24	(1.81)	1.83	3.54	3.22
Distributions from net realized gain on investments	(1.21)	(0.04)	(2.89)	(0.25)	--	--
Net Asset Value – End of Period	$19.96	$19.90	$16.70	$21.40	$19.82	$16.28
Total Return‡	6.48%*	19.42%	(8.83)%	9.24%	21.74%	24.66%
Ratios (to average net assets)/
Supplemental Data:
Expenses	2.25%**	2.25%	2.25%	2.26%	2.27%	2.30%
Net investment loss	(0.72%)**	(0.74)%	(0.40)%	(0.78)%	(0.84)%	(0.67)%
Portfolio turnover rate[2]	25.29%*	55.51%	51.13%	57.57%	51.49%	44.43%
Net assets at end of
period (000 omitted)	$488,222	$493,526	$463,972	$618,561	$587,383	$522,348

‡ Total returns do not reflect any deferred sales charge for Class C Shares.
  * Not annualized.
  ** Annualized.

1 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

  2  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

EXHIBIT C

Strategic Opportunities Fund – Class A

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013
Net Asset Value – Beginning of Period	$16.90	$13.61	$17.71	$18.34	$15.35	$11.60
Investment Operations:
Net investment loss [1]	(0.04)	(0.08)	(0.05)	(0.11)	(0.12)	(0.09)
Net realized and unrealized
gain (loss) on investments	0.62	3.37	(2.63)	1.35	4.06	3.84
Total from investment operations	0.58	3.29	(2.68)	1.24	3.94	3.75
Distributions from net realized gain on investments	--	--	(1.42)	(1.87)	(0.95)	--
Net Asset Value – End of Period	$17.48	$16.90	$13.61	$17.71	$18.34	$15.35
Total Return/	3.43%*	24.17%	(15.31)%	7.19%	26.25%	32.33%
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	1.62%**	1.61%	1.70%	1.59%	1.60%	1.76%
After expense waiver and/or recoupment	1.60%**	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment loss:
Before expense waiver and/or recoupment	(0.53)%**	(0.51)%	(0.41)%	(0.60)%	(0.69)%	(0.80)%
After expense waiver and/or recoupment	(0.51)%**	(0.50)%	(0.31)%	(0.61)%	(0.69)%	(0.64)%
Portfolio turnover rate[2]	30.09%*	64.90%	58.24%	51.68%	60.25%	39.95%
Net assets at end of period (000 omitted)	$26,758	$31,537	$46,225	$127,928	$87,456	$42,158

/	Total returns do not reflect any sales charge for Class A shares.

*Not Annualized.

** Annualized.

1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

  2 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

EXHIBIT C

Strategic Opportunities Fund – Class C

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	For the Year Ended June 30, 2015	For the Year Ended June 30, 2014	For the Year Ended June 30, 2013

Net Asset Value – Beginning of Period	$15.39	$12.49	$16.50	$17.33	$14.66	$11.16
Investment Operations:
Net investment loss[1]	(0.10)	(0.18)	(0.14)	(0.23)	(0.23)	(0.18)
Net realized and unrealized
gain (loss) on investments	0.57	3.08	(2.45)	1.27	3.85	3.68
Total from investment operations	0.47	2.90	(2.59)	1.04	3.62	3.50
Distributions from net realized
gain on investments	--	--	(1.42)	(1.87)	(0.95)	--
Net Asset Value – End of Period	$15.86	$15.39	$12.49	$16.50	$17.33	$14.66
Total Return/	3.05%*	23.22%	(15.92)%	6.41%	25.28%	31.36%
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	2.37%**	2.36%	2.45%	2.34%	2.35%	2.51%
After expense waiver and/or recoupment	2.35%**	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of net investment loss:
Before expense waiver and/or recoupment	(1.28)%**	(1.26)%	(1.15)%	(1.35)%	(1.44)%	(1.55)%
After expense waiver and/or recoupment	(1.26)%**	(1.25)%	(1.05)%	(1.36)%	(1.44)%	(1.39)%
Portfolio turnover rate [2]	30.09%*	64.90%	58.24%	51.68%	60.25%	39.95%
Net assets at end of period (000 omitted)	$28,335	$35,107	$36,127	$46,193	$26,367	$13,286

/	Total returns do not reflect any deferred sales charge for Class C shares.

*Not annualized.

** Annualized.

1	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

2  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

EXHIBIT C

Strategic Opportunities Fund – Adviser Class

	For the Six Months Ended December 31, 2017 (Unaudited)	For the Year Ended June 30, 2017	For the Year Ended June 30, 2016	May 11, 2015[1] Through June 30, 2015

Net Asset Value – Beginning of Period	$16.99	$13.65	$17.72	$18.47
Investment Operations:
Net investment loss[2]	(0.02)	(0.04)	(0.01)	(0.00)
Net realized and unrealized
gain (loss) on investments	0.63	3.38	(2.64)	(0.75)
Total from investment operations	0.61	3.34	(2.65)	(0.75)
Distributions from net realized gain on investments	-	-	(1.42)	-
Net Asset Value – End of Period	$17.60	$16.99	$13.65	$17.72
Total Return	3.59%*	24.47%	(15.11)%	(4.06)%*
Ratios (to average net assets)/
Supplemental Data:
Ratio of expenses:
Before expense waiver and/or recoupment	1.37%**	1.36%	1.45%	1.31%**
After expense waiver and/or recoupment	1.35%**	1.35%	1.35%	1.35%**
Ratio of net investment loss:
Before expense waiver and/or recoupment	(0.28)%**	(0.26)%	(0.16)%	(0.10)%**
After expense waiver and/or recoupment	(0.26)%**	(0.25)%	(0.06)%	(0.14)%**
Portfolio turnover rate [3]	30.09%	64.90%	58.24%	51.68%*
Net assets at end of period (000 omitted)	$88,100	$86,824	$60,159	$51,738

*	Not annualized.

** Annualized.

1 Commencement of operations.

2 Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.

3 Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Table Contents - Prospectus

STATEMENT OF ADDITIONAL INFORMATION
TO THE
REGISTRATION STATEMENT ON FORM N-14 FILED BY:

Managed Portfolio Series
on behalf of its series
Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund

615 East Michigan Street
Milwaukee, Wisconsin 53202
(414) 287-3700

RELATING TO THE [], 2018 SPECIAL JOINT MEETING OF SHAREHOLDERS OF:
OLSTEIN ALL CAP VALUE FUND
OLSTEIN STRATEGIC OPPORTUNITIES FUND
each a series of the The Olstein Funds

[  ], 2018

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated [  ], 2018, relating specifically to the Special Joint Meeting of Shareholders of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund to be held on [  ], 2018 (the “Proxy Statement/Prospectus”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling the Target Funds at 800-799-2113 or by sending an e-mail request to info@olsteinfunds.com.

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TABLE OF CONTENTS

PAGE
GENERAL INFORMATION	3
INCORPORATION BY REFERENCE	3
PRO FORMA FINANCIAL INFORMATION	3

Table of Contents - SAI
2

GENERAL INFORMATION

Target Funds	Corresponding Acquiring Funds
Olstein All Cap Value Fund	Olstein All Cap Value Fund
Olstein Strategic Opportunities Fund	Olstein Strategic Opportunities Fund

This Statement of Additional Information relates to: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Funds by the corresponding Acquiring Funds (as set forth above) in exchange for shares of the corresponding Acquiring Funds; (b) the distribution of shares of the corresponding class of the Acquiring Funds to the shareholders of the Target Funds; and (c) the liquidation and termination of the Target Funds and the Target Trust (the “Reorganization”).  Further information is included in the Proxy Statement/Prospectus and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE STATEMENT OF ADDITIONAL INFORMATION

Because the Acquiring Funds are newly formed series of the Managed Portfolio Series (the “Acquiring Trust”), the Acquiring Funds have not published an annual or semi-annual report to shareholders.  This Statement of Additional Information incorporates by reference the following documents, which have been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

•	Statement of Additional Information dated October 31, 2017 for the Target Funds (the “Target Funds SAI”) (File No. 811-09038);

•	Statement of Additional Information dated May [1], 2018 for the Acquiring Funds (File No. 811-22525);

•
The audited financial statements and related report of the independent public accounting firm included in the Target Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2017 (“Target Funds Annual Report”) (File No. 811-09038).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report is incorporated herein by reference and no other parts of the Annual Report are incorporated by reference.

•
The Target Funds’ unaudited financial statements included in the Target Funds Semi-Annual Report to Shareholders for the fiscal period ended December 31, 2017 (the “Target Funds Semi-Annual Report”) (File No. 811-09038).  Only the financial statement included in the Semi-Annual Report is incorporated herein by reference and no other part of the Semi-Annual Report is incorporated by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Agreement and Plan of Reorganization, the Target Funds are proposed to be reorganized into the Acquiring Funds. Pro forma financial information has not been prepared for the Reorganization of the Target Funds because the corresponding Acquiring Funds are newly organized shell series with no assets (other than seed capital) or liabilities that will commence investment operations upon completion of the Reorganization and continue the operations of the Target Funds.  The Target Funds will be the accounting survivors of the Reorganization.

Table of Contents - SAI
3

PART C: OTHER INFORMATION

ITEM 15.  INDEMNIFICATION:

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS:

(1)	(a)	Certificate of Trust – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on February 4, 2011
(1)	(b)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration Statement on Form N-1A filed on October 24, 2017

(2)		Amended and Restated Bylaws – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
(3)		Not applicable.
(4)		Form of Agreement and Plan of Reorganization is attached as Exhibit B to the Proxy Statement/Prospectus contained in this Registration Statement.
(5)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011
(6)	(a)	Investment Advisory Agreement between the Trust, on behalf of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. – to be filed by amendment
(6)	(b)	Operating Expenses Limitation Agreement between the Trust, the Trust, on behalf of the Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P. – to be filed by amendment
1

(7)
Distribution Agreement between the Trust, on behalf of the Olstein All Cap Value Fund and Olstein Strategic Opportunities Fund, and Olstein Capital Management, L.P., and Compass Distributors, LLC – to be filed by amendment

(8)			Not applicable.
(9)	(a)		Custody Agreement between the Trust and U.S. Bank National Association – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
	(b)		Amendment to the Custody Agreement between the Trust and U.S. Bank National Association – to be filed by amendment
(10)			Amended and Restated Rule 12b-1 Plan – to be filed by amendment
(11)			Opinion and Consent of Counsel by Stradley Ronon Stevens & Young LLP for the Olstein All Cap Value Fund, and Olstein Strategic Opportunities Fund – to be filed by amendment
(12)			Opinion and Consent of Stradley Ronon Stevens & Young LLP regarding tax matters – to be filed by amendment
(13)	(a)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011

		(i)	Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment
	(b)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on May 5, 2011
		(i)	Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by amendment
(14)			Consent of Independent Registered Public Accounting Firm is filed herewith
(15)			Not applicable.
(16)
Power of Attorneys for Robert J. Kern, David A. Massart, Leonard M. Rush and David M. Swanson dated November 18, 2015 – incorporated herein by reference from Post-Effective Amendment No. 217 to Registrant’s Registration Statement on Form N-1A filed on March 24, 2016

(17)			Form of Proxy Card is filed herewith.

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ITEM 17.  UNDERTAKINGS:

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the Registrant, in the City of Milwaukee, State of Wisconsin on the [  ]th day of [  ], 2018.

Managed Portfolio Series By: /s/ James R. Arnold James R. Arnold President

As required by the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities on the [ ] day of [  ], 2018.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	Leonard M. Rush*	Trustee
Leonard M. Rush

	David M. Swanson*	Trustee
David M. Swanson

	/s/ James R. Arnold	President and Principal Executive Officer
James R. Arnold

	/s/ Brian R. Wiedmeyer	Treasurer and Principal Financial Officer
Brian R. Wiedmeyer

*By:	/s/ James R. Arnold
James R. Arnold, Attorney-In-Fact pursuant to Power of Attorney

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PART C
EXHIBIT INDEX

Exhibit Number	Description
(4)	Agreement and Plan of Reorganization
(14)	Consent of Independent Registered Public Accounting Firm
(17)	Form of Proxy Card

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